Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
11
- INCOME TAXES

The provision for income taxes for the years ended
December 31, 2020,
2019,
and
2018
consist of the following:

	(in thousands)
	2020	2019	2018
Current	$3,711	$1,086	$(211)
Deferred	(789)	529	1,740
Total provision for income taxes	$2,922	$1,615	$1,529

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of
21%
in
2020,

2019,
and
2018:

	(in thousands)
	2020	2019	2018
Expected tax using statutory tax rate	$3,502	$2,578	$2,047
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(472)	(386)	(358)
Tax-exempt income on life insurance contracts	(77)	(82)	(83)
Deductible dividends paid to United Bancshares, Inc. ESOP	(44)	(42)	(37)
Tax-exempt settlement	-	(416)	-
Other, net	13	(37)	(40)
Total provision for income taxes	$2,922	$1,615	$1,529

The deferred income tax provision (credit)
of (
$789,000
)
in
2020
,
$529,000
 in
2019
, and
$1,740,000
 in
2018
 resulted from the tax effects of temporary differences.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at
December 31, 2020
and
2019
are presented below:

	(in thousands)
	2020	2019
Deferred tax assets:
Allowance for loan losses	$2,099	$868
Deferred compensation	330	312
Nonaccrual loan interest	162	212
Deferred loan fees	437	130
Accrued vacation expense	101	96
Accrued profit sharing	181	123
Loans fair value adjustments	306	421
Other	198	124
Net operating loss carryforwards	853	1,285
Total deferred tax assets	4,667	3,571
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	526
Unrealized gain on securities available for sale	1,956	764
Capitalized mortgage servicing rights	238	223
Fixed asset depreciation	673	424
Acquisition intangibles	1,897	1,907
Trust preferred fair value adjustment	72	77
Other	125	67
Total deferred tax liabilities	5,487	3,988
Net deferred tax liabilities	$(820)	$(417)

Net deferred tax liabilities at
December 31, 2020
and
2019
are included in other liabilities in the consolidated balance sheets.

The Corporation acquired
$15.0
million in federal loss carryforwards with the
2014
acquisition of OSB, which losses expire in years ranging from
2029
 to
2033.
  Since the use of these losses is limited to
$126,000
per year under Section
382
of the Internal Revenue
Code, the Corporation recorded in deferred tax assets at the time of acquisition the tax benefit of only
$2.5
million of the losses that were deemed more likely than
not
to be utilized before expiration. The Corporation also acquired
$8.9
million in federal loss carryforwards with the
2017
acquisition of Benchmark, which losses expire in years ranging from
2029
to
2036.
  Under Section
382
of the Internal Revenue Code, the annual limitation on the use of these losses is
$652,000
subject to other adjustments.  At
December 31, 2020
,
$4.1
 million of loss carryforwards remain from these acquisitions, resulting in a benefit of
$853,000,
which is reflected in deferred tax assets.

Management believes it is more likely than
not
that the benefit of recorded deferred tax assets will be realized. Consequently, no
valuation allowance for deferred tax assets is deemed necessary as of
December 31, 2020
and
2019
.

Unrecognized Tax Benefits

The Corporation had
no
unrecognized tax benefits at
December 31, 2020
and
2019
.  The Corporation does
not
expect the total amount of unrecognized tax benefits to significantly change in the next twelve
months.

There was
no
accrued interest related to uncertain tax positions at
December 31, 2020
and
December 31, 2019
.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no
longer subject to examination by taxing authorities for years before
2017.
  There are
no
current federal examinations of the Corporation's open tax years.